Acquisitions, Goodwill and Intangible Assets - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Acquired finite-lived intangible assets
Cost	$ 26,665	$ 4,993
Accumulated Amortization	(5,562)	(4,476)
Net	21,103	517
Technology
Acquired finite-lived intangible assets
Cost	8,978	2,533
Accumulated Amortization	(2,594)	(2,062)
Net	6,384	471
Trademark and Domain name
Acquired finite-lived intangible assets
Cost	5,623
Accumulated Amortization	(147)
Net	5,476
Supplier-relationship
Acquired finite-lived intangible assets
Cost	9,738
Accumulated Amortization	(495)
Net	9,243
Others
Acquired finite-lived intangible assets
Cost	2,326	2,460
Accumulated Amortization	$ (2,326)	(2,414)
Net		$ 46